UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
811-01545
Investment Company Act File Number
Eaton Vance Special Investment Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)
October 31
Date of Fiscal Year End
July 31, 2011
Date of Reporting Period

Item 1. Schedule of Investments
Eaton Vance Short Term Real Return Fund

Eaton Vance
Short Term Real Return Fund
July 31, 2011 (Unaudited)

Eaton Vance Short Term Real Return Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust (the Trust), pursues its investment objective by investing substantially all of its investable assets in one or more registered investment companies (each a Portfolio) managed by Eaton Vance Management or its affiliates. The Fund owns a pro rata interest in the net assets of each Portfolio in which it invests. At July 31, 2011, the Fund owned 0.2% of Floating Rate Portfolio’s outstanding interests and 99.9% of Inflation-Linked Securities Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at July 31, 2011 is set forth below.

Eaton Vance
Short Term Real Return Fund
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

Investments in Affiliated Portfolios — 98.0%

Security	Value
Inflation-Linked Securities Portfolio (identified cost, $39,952,661)	$40,174,509
Floating Rate Portfolio (identified cost, $26,180,038)	26,636,567

Total Investments in Affiliated Portfolios (identified cost $66,132,699)	$66,811,076

Short-Term Investments — 1.0%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(1)	$642	$642,221

Total Short-Term Investments (identified cost $642,221)(2)		$642,221

Total Investments — 99.0% (identified cost $66,774,920)		$67,453,297

Other Assets, Less Liabilities — 1.0%		$709,517

Net Assets — 100.0%		$68,162,814

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $588.

(2)	Cost for federal income taxes is the same.

A summary of open financial instruments at July 31, 2011 is as follows:

Inflation Swaps

	Notional	Fund	Fund		Termination	Net Unrealized
Counterparty	Amount	Pays	Receives		Date	Appreciation
Barclays Bank PLC	$3,000,000	1.270%	Return on CPI-U (NSA	)	7/29/13	$112,860
Citibank NA	1,000,000	1.520	Return on CPI-U (NSA	)	4/8/12	23,592
Citibank NA	6,000,000	2.220	Return on CPI-U (NSA	)	2/25/13	99,432
Citibank NA	3,500,000	1.735	Return on CPI-U (NSA	)	6/28/13	27,521
Citibank NA	1,500,000	1.280	Return on CPI-U (NSA	)	10/1/13	63,719
Credit Suisse	3,500,000	1.185	Return on CPI-U (NSA	)	7/23/13	139,912
Credit Suisse	3,500,000	1.210	Return on CPI-U (NSA	)	7/27/13	137,781

						$604,817

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted

Interest Rate Swaps

		Fund
	Notional	Pays/Receives	Floating	Annual	Termination	Net Unrealized
Counterparty	Amount	Floating Rate	Rate Index	Fixed Rate	Date	Appreciation
Barclays Bank PLC	$1,000,000	Pays	3-month USD-LIBOR-BBA	1.283%	4/8/12	$9,909
Citibank NA	3,500,000	Pays	3-month USD-LIBOR-BBA	0.812	7/23/12	12,837
Citibank NA	1,500,000	Pays	3-month USD-LIBOR-BBA	0.593	10/1/12	4,742
Credit Suisse	3,500,000	Pays	3-month USD-LIBOR-BBA	0.810	7/27/12	12,628
Credit Suisse	3,000,000	Pays	3-month USD-LIBOR-BBA	0.853	7/29/12	12,029
Credit Suisse	6,000,000	Pays	3-month USD-LIBOR-BBA	0.918	2/25/13	57,529
Credit Suisse	3,500,000	Pays	3-month USD-LIBOR-BBA	0.627	6/28/13	4,525

						$114,199

At July 31, 2011, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund enters into interest rate and inflation swap agreements to swap nominal interest payments with respect to its investments in floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

At July 31, 2011, the aggregate fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $719,016.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Investments in Affiliated Portfolios	$66,811,076	$—	$—	$66,811,076
Short-Term Investments	—	642,221	—	642,221

Total Investments	$66,811,076	$642,221	$—	$67,453,297

Swap Contracts	$—	$719,016	$—	$719,016

Total	$66,811,076	$1,361,237	$—	$68,172,313

The Fund held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

The Inflation-Linked Securities Portfolio’s Portfolio of Investments is set forth below. A copy of the Form N-Q (containing a schedule of investments) for Floating Rate Portfolio at July 31, 2011 is available on the EDGAR database on the Securities and Exchange Commission’s website (www.sec.gov), at the Commission’s public reference room in Washington, DC (call 1-800-732-0330 for information on the operation of the public reference room) or by calling the Fund’s principal underwriter, Eaton Vance Distributors, Inc., at 1-800-262-1122.

Inflation-Linked Securities Portfolio
July 31, 2011

PORTFOLIO OF INVESTMENTS (Unaudited)

U.S. Treasury Obligations — 110.6%

	Principal
	Amount
Security	(000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/16(1)	$12,484	$13,048,335
1.625%, 1/15/15(1)(2)	4,734	5,204,002
1.875%, 7/15/15(1)	2,584	2,893,661
3.375%, 1/15/12(1)	22,896	23,277,012

Total U.S. Treasury Obligations (identified cost $44,201,153)		$44,423,010

Short-Term Investments — 2.3%

	Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.10%(3)	$924	$923,942

Total Short-Term Investments (identified cost $923,942)		$923,942

Total Investments — 112.9% (identified cost $45,125,095)		$45,346,952

Other Assets, Less Liabilities — (12.9)%		$(5,171,366)

Net Assets — 100.0%		$40,175,586

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(2)	Security (or a portion thereof) was purchased on a forward commitment basis.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2011. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2011 was $658.

The Portfolio did not have any open financial instruments at July 31, 2011.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$45,125,157

Gross unrealized appreciation	$268,463
Gross unrealized depreciation	(46,668)

Net unrealized appreciation	$221,795

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

U.S. Treasury Obligations	$—	$44,423,010	$—	$44,423,010
Short-Term Investments	—	923,942	—	923,942

Total Investments	$—	$45,346,952	$—	$45,346,952

The Portfolio held no investments or other financial instruments as of October 31, 2010 whose fair value was determined using Level 3 inputs. At July 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Special Investment Trust

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: September 26, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date: September 26, 2011

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: September 26, 2011